Segment Information (Details) - Schedule of Revenues and Noncurrent Assets - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Brazil [Member]
Schedule of Revenues [Line Items]
Net revenue	R$ 693,617	R$ 815,589	R$ 1,077,731
Non-current	1,411,720	1,260,255	925,019
Paraguay and Bolivia [Member]
Schedule of Revenues [Line Items]
Net revenue	77,509	87,783	90,406
Non-current	R$ 459,639	R$ 394,547	R$ 429,042